Stock Options and Warrants	12 Months Ended
Dec. 31, 2025
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

13. STOCK OPTIONS AND WARRANTS

The Company’s 2025 annual meeting of shareholders approved an increase in the Company’s Amended and Restated 2016 Equity Incentive Plan (the “Plan”) up to a maximum of 15% of the number of issued and outstanding shares on the date of the meeting and permit the automatic increase of such shares available under the Plan, on January 1 of each year, by that number of shares equal to 5% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, commencing on January 1, 2026 and ending with the year that the additional number of shares equals 15% of the number of shares of common stock issued and outstanding as of December 31 of the previous year. As of the date of the 2025 annual meeting of shareholders, the outstanding share was 16,153,055 shares, which results in the maximum shares issuable of 2,422,958 shares under the Plan.

Stock Options

The Company has not granted any options during years ended December 31, 2025 and 2024. The Company’s most recent option grant was in 2022 that 76,190 shares (post-split) of common stock were granted to employees and certain consultants. The weighted average grant date fair value of options granted in 2022 was $27.9 (post-split). There are 386,021 options available for grant under the 2016 Equity Incentive Plan as of December 31, 2025. Compensation costs associated with the Company’s stock options are recognized, based on the grant-date fair values of these options over vesting period. As of December 31, 2025 and 2024, there were no unvested options.

The intrinsic value in this section as of December 31, 2025 is based on the Company’s closing stock price of $2.130 as quoted on the Nasdaq market.

Options issued and outstanding as of December 31, 2025, and their activities during the year then ended are as follows:

		Weighted-	Weighted-
		Average	Average
	Number of	Exercise	Contractual
	Underlying Shares (post-split)	Price Per Share (post-split)	Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	258,710	$27.9	6.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2025	258,710	27.9	5.74	$-
Exercisable as of December 31, 2025	258,710	27.9	5.74	$-
Vested and expected to vest	258,710	$27.9	5.74	$-

Stock Warrants - Shuling

Warrants issued and outstanding in connection with Shuling land transaction (See Note 5) as of December 31, 2025, and their activities during the year ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	-	$-	-	$-
Issued	1,000,000	2.50	4.54	-
Exercised	-	$-	-	-
Outstanding as of December 31, 2025	1,000,000	$2.50	4.54	$-

Stock Warrants – Lind Notes

On February 23, 2023, in connection with the issuance of the 1st Lind Note (referring to Note 7), the Company issued Lind a 5-year term of common stock purchase warrant to purchase up to 529,167 shares (post-split) of the Company’s common stock at an initial exercise price of $10.5 per share (post-split), subject to adjustment. The warrant exercise price was reset to $3.5 in accordance with the issuance of common stock in relation to securities purchase agreement in July 2023.

On November 17, 2023, in connection with the issuance of the 2nd Lind Note (referring to Note 7), Lind also received a 5-year term of common stock purchase warrants to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share. The warrants were valued using the Black-Scholes model and the fair value was determined to be $480,795, which was recorded as a debt discount.

On January 17, 2024, in connection with the issuance of the 3rd Lind Note (referring to Note 7), Lind also received 5-year term of common stock purchase warrants to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share.

On May 22, 2024, the Company and Lind entered into a letter agreement, pursuant to which Lind will exercise, for cash, 1,000,000 of its Pre-Existing Warrants (all of the warrants issued to Lind on February 23, 2023, November 17, 2023 and January 17, 2024 are hereinafter referred to as the “Pre-Existing Warrants”), to purchase shares of Common Stock at a reduced exercise price of $0.75 per share. Such 1,000,000 Pre-Existing Warrants exercised include 529,167 warrants issued in February 2023 and 470,833 warrants issued in November 2023. Concurrently, the exercise price of all Pre-Existing Warrants was reduced to $0.75 per share according to this agreement. Lind also received new warrants to purchase 1,000,000 shares of common stock, exercisable at any time on or after the date of its issuance and until the five-year anniversary thereof, for $1.00 per share (the “New Warrants”). The fair value of the New Warrants was determined to be $925,210 using the Black-Scholes model. The New Warrants may be exercised via cashless exercise or resale pursuant to the registration statement that was declared effective. As of December 31, 2024, Lind has exercised 1,000,000 shares of Pre-Existing Warrants and received 1,000,000 shares of New Warrants according to this agreement. All warrants issued to Lind may be exercised via cashless exercise.

On January 5, 2025, the Company and Lind entered into a third letter agreement, pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. On July 1, 2025, Lind exercised 500,000 warrants at an exercise price of $1.00 per share and left 500,000 warrants as of December 31, 2025.

In July 2025, the Company received $83,567 in cash for 216,251 common stock warrant exercise from the placement agents of LIND notes. These warrants were issued in 2023 and 2024 along with the Lind Note financing.

Warrants issued and outstanding in connection with Lind convertible notes (See Note 12) as of December 31, 2025, and their activities during the year ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	2,029,167	$0.40	4.20	$195,542
Issued	-	-	-	-
Exercised	(1,529,167)	$0.60	-	-
Outstanding as of December 31, 2025	500,000	$1.00	3.39	$565,000